Inventories	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventories	Inventories of $11,565 and $10,578 in the accompanying balance sheets at December 31, 2014 and 2015, respectively relate to bunkers, lubricants and spare parts.